Common Stock and Stock Plans (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Common Stock Shares
Table 12.1 presents our reserved, issued and authorized shares of common stock at December 31, 2022.

Table 12.1: Common Stock Shares

Number of shares
Shares reserved (1)	303,203,184
Shares issued	5,481,811,474
Shares not reserved or issued	3,214,985,342
Total shares authorized	9,000,000,000
(1)Shares reserved for employee stock plans (employee restricted share rights, performance share awards, 401(k), and deferred compensation plans), convertible securities, dividend reinvestment and common stock purchase plans, and director plans.

Stock Compensation Expense	Table 12.2 summarizes the major components of stock compensation expense and the related recognized tax benefit.
Table 12.2: Stock Compensation Expense

	Year ended December 31,
(in millions)	2022	2021	2020
RSRs	$947	931	732
Performance shares (1)	31	74	(110)
Total stock compensation expense	$978	1,005	622
Related recognized tax benefit	$242	248	154
(1)Compensation expense fluctuates with the estimated outcome of satisfying performance conditions and, for certain awards, changes in our stock price.
Restricted Share Rights	A summary of the status of our RSRs at December 31, 2022, and changes during 2022 is presented in Table 12.3.
Table 12.3: Restricted Share Rights

	Number	Weighted- average grant-date fair value
Nonvested at January 1, 2022	51,604,179	$37.98
Granted	24,793,104	51.80
Vested	(20,380,394)	42.30
Canceled or forfeited	(2,779,746)	44.18
Nonvested at December 31, 2022	53,237,143	42.44

Performance Share Awards
A summary of the status of our PSAs at December 31, 2022, and changes during 2022 is in Table 12.4, based on the performance adjustments recognized as of December 2022.

Table 12.4: Performance Share Awards

	Number	Weighted-average grant-date fair value (1)
Nonvested at January 1, 2022	4,682,969	$36.63
Granted	1,011,080	$52.80
Vested	(392,241)	$50.50
Canceled or forfeited	(793,471)	$49.36
Nonvested at December 31, 2022	4,508,337	$36.81

(1)Reflects approval date fair value for grants subject to variable accounting.

Wells Fargo ESOP Fund	Table 12.5 presents the information related to the Wells Fargo ESOP Fund and the dividends paid to the 401(k) Plan.
Table 12.5: Wells Fargo ESOP Fund

	December 31,
(in millions, except shares)	2022	2021	2020
Allocated shares outstanding (common)	152,438,152	149,638,081	155,810,091
Unreleased shares outstanding (common)	10,329,650	—	—
Fair value of unreleased shares outstanding (common)	$427	—	—
Unreleased shares outstanding (preferred)	—	609,434	822,242
Conversion value of unreleased ESOP preferred shares	$—	609	822
Fair value of unreleased ESOP preferred shares based on redemption	—	700	990

	Year ended December 31,
Dividends paid on (in millions):	2022	2021	2020
Allocated shares (common)	$134	74	155
Unreleased shares (common)	4	—	—
Unreleased shares (preferred)	36	66	77